PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2015	2016
Cost:

Computers and peripheral equipment	$7,291	$7,385
Office furniture and equipment	917	1,019
Leasehold improvements	109	109

	8,317	8,513
Accumulated depreciation:

Computers and peripheral equipment	6,055	6,607
Office furniture and equipment	740	816
Leasehold improvement	78	90

	6,873	7,513

Depreciated cost	$1,444	$1,000